Equity Investments (Schedule Of Earnings From Equity Investments) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity in earnings of affiliates	$ 77.1 [1]
DCP Sand Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings of affiliates	48.3
DCP Southern Hills Pipeline, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings of affiliates	14.0
Explorer Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings of affiliates	15.1
Phillips 66 Partners Terminal LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings of affiliates	(0.2)
Paradigm Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings of affiliates	$ (0.1)

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.